Loss per share (Details 2) - CubeBio Co., Ltd. [Member] - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Share Option Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	500	500	500		500
Share Option Potential Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	640,160	640,160	640,160		640,160
Bonds with warrants exercise price [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	2,500	2,500	3,000		2,500
Bonds with warrants exercise price [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	4,000	4,000	4,000		4,000
Bonds with warrants potential ordinary share [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	13,480,002	11,903,002	13,480,002	[1]	11,757,336	[1]

[1]	As of December 31, 2025, the exercise period for 1,000,000 shares of the 21st series bonds with warrants had not yet commenced.